UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1512

                         OPPENHEIMER CAPITAL INCOME FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: AUGUST

                      Date of reporting period: 05/31/2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS--49.7%
------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--3.2%
------------------------------------------------------------------------------------------------------
MEDIA--0.8%
Clear Channel Communications, Inc. 1                                        782,500     $   24,100,993
------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Target Corp.                                                                 50,000          2,446,000
------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.3%
CSK Auto Corp. 2,3                                                        5,503,377         69,947,922
------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--8.1%
------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
Wal-Mart Stores, Inc.                                                       500,000         24,225,000
------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.5%
B&G Foods, Inc.                                                             875,000         13,475,000
------------------------------------------------------------------------------------------------------
TOBACCO--6.8%
Altria Group, Inc. 4                                                      2,175,000        157,361,250
------------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                1,050,000         48,762,000
                                                                                        --------------
                                                                                           206,123,250
------------------------------------------------------------------------------------------------------
ENERGY--13.8%
------------------------------------------------------------------------------------------------------
OIL & GAS--13.8%
BP plc, ADR 4                                                               500,000         35,350,000
------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                75,750          4,529,093
------------------------------------------------------------------------------------------------------
Enbridge Energy Management LLC 3                                            749,501         31,793,819
------------------------------------------------------------------------------------------------------
Kinder Morgan Management LLC                                              3,587,501        155,948,647
------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc. 4                                                     1,600,750        160,843,360
------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                  106,250         10,528,313
------------------------------------------------------------------------------------------------------
Tortoise Energy Capital Corp.                                               552,500         12,376,000
------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                   304,700          6,886,220
                                                                                        --------------
                                                                                           418,255,452
------------------------------------------------------------------------------------------------------
FINANCIALS--14.9%
------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.2%
U.S. Bancorp 4                                                            1,000,000         30,870,000
------------------------------------------------------------------------------------------------------
Wachovia Corp. 4                                                            115,000          6,152,500
                                                                                        --------------
                                                                                            37,022,500
------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.5%
Bank of America Corp.                                                     1,635,000         79,134,000
------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                           2,375,000        117,087,500
                                                                                        --------------
                                                                                           196,221,500
------------------------------------------------------------------------------------------------------
INSURANCE--4.6%
ACE Ltd.                                                                    750,000         38,827,500
------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                     1,125,000        100,518,750
                                                                                        --------------
                                                                                           139,346,250
------------------------------------------------------------------------------------------------------
REAL ESTATE--0.4%
Anthracite Capital, Inc.                                                  1,000,000         11,260,000
------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.2%
PMI Group, Inc. (The)                                                       489,800         22,285,900


1                          |                     OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE CONTINUED
Washington Mutual, Inc. 4                                                 1,000,000     $   45,910,000
                                                                                        --------------
                                                                                            68,195,900
------------------------------------------------------------------------------------------------------
HEALTH CARE--0.8%
------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.8%
Pfizer, Inc.                                                              1,000,000         23,660,000
------------------------------------------------------------------------------------------------------
INDUSTRIALS--4.6%
------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.5%
Raytheon Co. 4                                                            1,000,000         45,850,000
------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.0%
Cendant Corp.                                                             3,740,200         60,479,034
------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.1%
General Electric Co.                                                        875,000         29,977,500
------------------------------------------------------------------------------------------------------
Siemens AG, Sponsored ADR                                                    42,500          3,658,400
                                                                                        --------------
                                                                                            33,635,900
------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.8%
------------------------------------------------------------------------------------------------------
SOFTWARE--0.8%
Microsoft Corp. 4                                                         1,000,000         22,650,000
------------------------------------------------------------------------------------------------------
MATERIALS--0.3%
------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.3%
Packaging Corp. of America                                                  402,500          8,573,250
------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.4%
------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.4%
BellSouth Corp.                                                             463,700         15,659,149
------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                               1,250,000         15,850,000
------------------------------------------------------------------------------------------------------
Consolidated Communications Holdings, Inc.                                1,100,000         18,018,000
------------------------------------------------------------------------------------------------------
FairPoint Communications, Inc.                                            1,000,000         13,480,000
------------------------------------------------------------------------------------------------------
Valor Communications Group, Inc.                                            532,500          6,560,400
------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                100,000          3,121,000
                                                                                        --------------
                                                                                            72,688,549
------------------------------------------------------------------------------------------------------
UTILITIES--0.8%
------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
TXU Corp.                                                                    35,500          2,034,150
------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.7%
Sempra Energy 4                                                             500,000         22,485,000
                                                                                        --------------
Total Common Stocks (Cost $1,031,335,703)                                                1,502,675,650

------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--8.1%
------------------------------------------------------------------------------------------------------
AES Trust III, 6.75% Cv.                                                    187,500          8,793,750
------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.02% Cv., Series GNW                              400,000         12,824,000
------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 6.25% Cum. Cv., Series A, Non-Vtg.              475,000         21,706,550
------------------------------------------------------------------------------------------------------
General Motors Corp., 4.50% Cv. Sr. Debs., Series A                       1,050,000         25,210,500
------------------------------------------------------------------------------------------------------
Hess Corp., 7% Cv., Non-Vtg.                                                 46,500          5,831,100
------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 3.60% Cv. Series TYC (linked to
Tyco International Ltd.) 3                                                1,968,811         52,173,492
------------------------------------------------------------------------------------------------------
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.                25,500         25,777,313
------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 5.75% Cv.                                                  10,000          2,528,000
------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 4.50% Cv. Jr. Unsec. Sub. Nts.         1,875,000         46,725,000


2                          |                     OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
PREFERRED STOCKS CONTINUED
------------------------------------------------------------------------------------------------------
United Rentals Trust I, 6.50% Cv. Quarterly Income Preferred
Securities, Non-Vtg.                                                        575,000     $   27,671,875
------------------------------------------------------------------------------------------------------
XL Capital Ltd., 7% Cv.                                                     650,000         15,847,000
                                                                                        --------------
Total Preferred Stocks (Cost $229,308,346)                                                 245,088,580

                                                                          PRINCIPAL
                                                                             AMOUNT
------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--12.0%
------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43      $  2,670,000          2,562,953
------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                    2,332,848          2,295,333
------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through
Certificates, Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                      1,813,795          1,813,229
------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., CMO, Series 2006-WF1, Cl.
A2B, 5.536%, 3/1/36                                                         660,000            656,019
------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2004-J9, Cl. 1A1, 5.261%, 10/25/34 5                                  74,467             74,517
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                   4,478,066          4,486,463
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                   3,574,178          3,580,725
------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, CMO, Series
2006-AB2, Cl. A7, 5.961%, 5/1/36                                          4,520,000          4,520,452
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                            12,713,316         12,050,986
5%, 8/1/33                                                                6,771,405          6,377,272
5%, 6/1/36 6                                                              1,612,000          1,511,250
6%, 5/1/18                                                                4,425,751          4,460,349
6.50%, 4/1/18-4/1/34                                                      2,334,223          2,370,073
7%, 9/1/23-3/1/35                                                        11,363,674         11,663,457
8%, 4/1/16                                                                  601,188            636,604
9%, 8/1/22-5/1/25                                                           181,815            195,302
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2034, Cl. Z, 6.50%, 2/15/28                                          750,546            760,669
Series 2053, Cl. Z, 6.50%, 4/15/28                                          833,465            845,810
Series 2055, Cl. ZM, 6.50%, 5/15/28                                       1,001,770          1,013,512
Series 2075, Cl. D, 6.50%, 8/15/28                                        2,595,879          2,633,212
Series 2080, Cl. Z, 6.50%, 8/15/28                                          652,227            657,868
Series 2326, Cl. ZP, 6.50%, 6/15/31                                         814,843            826,671
Series 2387, Cl. PD, 6%, 4/15/30                                            585,792            587,118
Series 2500, Cl. FD, 5.581%, 3/15/32 5                                      368,494            370,775
Series 2526, Cl. FE, 5.481%, 6/15/29 5                                      489,900            494,617
Series 2551, Cl. FD, 5.481%, 1/15/33 5                                      381,602            386,071
Series 2836, Cl. YE, 5%, 8/15/34                                          4,688,000          4,199,112
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 13.50%, 6/1/26 7                                        670,192            160,816
Series 183, Cl. IO, 10.223%, 4/1/27 7                                     1,036,891            260,642
Series 184, Cl. IO, 16.093%, 12/1/26 7                                    1,112,690            266,067


3                          |                     OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
------------------------------------------------------------------------------------------------------
Series 192, Cl. IO, 15.982%, 2/1/28 7                                  $    338,915     $       79,036
Series 200, Cl. IO, 14.454%, 1/1/29 7                                       401,207             98,859
Series 2003-118, Cl. S, 13.058%, 12/25/33 7                               5,501,472            568,908
Series 2130, Cl. SC, 0.334%, 3/15/29 7                                      783,877             47,170
Series 2796, Cl. SD, 3.904%, 7/15/26 7                                    1,188,502             71,247
Series 2920, Cl. S, 3.06%, 1/15/35 7                                      6,898,300            267,833
Series 3000, Cl. SE, 2.546%, 7/15/25 7                                    7,036,402            188,847
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 4.469%, 6/1/26 8                  318,998            251,037
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-11/1/33                                                       22,127,654         21,041,124
5%, 7/1/36 6                                                             42,330,000         39,684,375
5.50%, 1/1/33-4/1/34                                                     37,899,943         36,662,001
5.50%, 6/1/21-7/1/36 6                                                   33,494,000         32,515,345
6%, 8/1/32-1/1/33                                                         7,739,859          7,673,617
6%, 6/1/21 6                                                              2,700,000          2,716,875
6.50%, 12/1/29-11/1/31                                                   13,547,055         13,740,972
6.50%, 6/1/36-7/1/36 6                                                   14,753,000         14,876,248
7%, 11/1/17-7/1/35                                                       10,716,525         11,009,404
7.50%, 1/1/33-3/1/33                                                     15,222,019         15,815,087
8.50%, 7/1/32                                                                68,328             73,707
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust
2002-T1, Cl. A2, 7%, 11/25/31                                             2,319,508          2,364,242
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                      2,063,115          2,097,430
Trust 2001-50, Cl. NE, 6%, 8/25/30                                          352,736            354,136
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                    2,776,040          2,812,625
Trust 2001-70, Cl. LR, 6%, 9/25/30                                          431,977            432,642
Trust 2001-72, Cl. NH, 6%, 4/25/30                                          217,415            217,540
Trust 2001-74, Cl. PD, 6%, 5/25/30                                           89,683             89,514
Trust 2002-9, Cl. PC, 6%, 3/25/17                                         8,546,180          8,610,612
Trust 2002-77, Cl. WF, 5.481%, 12/18/32 5                                   576,364            581,582
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                     1,903,000          1,816,157
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                     1,921,000          1,849,619
Trust 2004-101, Cl. BG, 5%, 1/25/20                                       2,550,000          2,443,849
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                     1,430,000          1,339,309
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                   1,560,000          1,460,003
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                                   7,321,312          6,944,549
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                    6,190,000          6,153,529
Trust 2006-50, Cl. KS, 5.72%, 6/25/36 5                                   3,340,000          2,968,664
Trust 2006-50, Cl. SK, 5.94%, 6/25/36 5                                     270,000            250,444
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 2002-47, Cl. NS, 3.053%, 4/25/32 7                                  1,422,874            118,951
Trust 2002-51, Cl. S, 3.184%, 8/25/32 7                                   1,306,393            110,098
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 222, Cl. 2, 15.327%, 6/1/23 7                                       2,378,390            547,418


4                          |                     OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
------------------------------------------------------------------------------------------------------
Trust 240, Cl. 2, 18.737%, 9/1/23 7                                    $  3,574,934     $      902,219
Trust 252, Cl. 2, 11.261%, 11/1/23 7                                      1,762,525            426,964
Trust 273, Cl. 2, 16.457%, 8/1/26 7                                         505,599            119,990
Trust 303, Cl. IO, 13.709%, 11/1/29 7                                       650,338            173,484
Trust 308, Cl. 2, 15.512%, 9/1/30 7                                       1,871,158            447,781
Trust 321, Cl. 2, 7.906%, 4/1/32 7                                        7,191,400          1,925,210
Trust 322, Cl. 2, 17.203%, 4/1/32 7                                       2,717,035            711,601
Trust 329, Cl. 2, 11.042%, 1/1/33 7                                       3,528,699            928,150
Trust 331, Cl. 9, 2.112%, 2/1/33 7                                        2,019,167            508,232
Trust 334, Cl. 17, 17.582%, 2/1/33 7                                      1,182,316            294,049
Trust 344, Cl. 2, 9.323%, 12/1/33 7                                       2,091,699            550,249
Trust 2001-65, Cl. S, 13.371%, 11/25/31 7                                 3,209,810            281,437
Trust 2001-81, Cl. S, 6.414%, 1/25/32 7                                     741,890             57,118
Trust 2002-9, Cl. MS, 3.933%, 3/25/32 7                                     893,678             78,089
Trust 2002-52, Cl. SD, 0.832%, 9/25/32 7                                  1,560,969            122,230
Trust 2002-75, Cl. SA, 14.44%, 11/25/32 7                                 3,756,494            328,787
Trust 2002-77, Cl. SH, 6.824%, 12/18/32 7                                   924,058             79,628
Trust 2003-33, Cl. SP, 16.043%, 5/25/33 7                                 3,176,456            339,381
Trust 2003-46, Cl. IH, 8.154%, 6/25/33 7                                  6,596,429          1,433,587
Trust 2004-54, Cl. DS, (0.677)%, 11/25/30 7                               1,480,062             68,923
Trust 2005-6, Cl. SE, 2.643%, 2/25/35 7                                   4,670,031            181,610
Trust 2005-19, Cl. SA, 1.837%, 3/25/35 7                                 17,608,937            707,416
Trust 2005-40, Cl. SA, 2.042%, 5/25/35 7                                  4,109,213            158,828
Trust 2005-71, Cl. SA, 8.342%, 8/25/25 7                                  4,488,297            195,398
Trust 2006-33, CL. SP, 18.266%, 5/25/36 7                                 8,859,698            595,261
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 5.393%, 9/25/23 8              806,851            629,179
------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1, Cl. D, 7.619%, 4/29/39 5,9                  796,864            797,900
------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                   1,720,000          1,667,909
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                   1,590,000          1,550,642
------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29          762,190            770,379
------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 8.50%, 8/15/17-12/15/17                 236,449            252,624
------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, (3.251)%, 1/16/27 7                               1,581,811             81,533
Series 2002-15, Cl. SM, (6.02)%, 2/16/32 7                                1,460,944             72,954
Series 2002-76, Cl. SY, (2.376)%, 12/16/26 7                              3,531,994            191,337
Series 2004-11, Cl. SM, (5.169)%, 1/17/30 7                               1,292,105             69,441
------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                  1,990,000          1,911,892
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                  1,750,000          1,717,789


5                          |                     OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                              $    640,000     $      616,285
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                 2,280,000          2,208,171
------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                     1,900,000          1,853,566
------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates,
Series 2005-10, Cl. 2-A3B, 5.55%, 1/25/36                                 1,585,074          1,566,104
------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                      2,888,492          2,856,244
Series 2004-9, Cl. A3, 4.70%, 8/25/34 5                                   2,102,739          2,083,658
------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2,
7.306%, 10/6/15                                                           2,380,000          2,532,498
------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., CMO Asset-Backed Pass-Through
Certificates:
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                   1,439,885          1,426,591
Series 2006-QS5, Cl. A2, 6%, 4/25/08                                      5,010,000          5,003,933
------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2005-C17, Cl. A2, 4.782%, 3/15/42                     3,590,000          3,491,560
------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR5, Cl. A1, 4.675%, 5/25/35 5                  2,018,183          2,014,277
------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, CMO, Series
2004-DD, Cl. 2A1, 4.514%, 1/25/35 5                                       1,008,677          1,003,716
                                                                                        --------------
Total Mortgage-Backed Obligations (Cost $367,896,686)                                      361,648,353

------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.9%
------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2002-HE7, Cl. A2B, 5.261%, 11/25/35 5                              1,310,000          1,311,531
------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 5.141%, 4/20/08 5                                   900,000            900,668
------------------------------------------------------------------------------------------------------
Argent Securities, Inc., Home Equity Asset-Backed Securities:
Series 2004-W8, Cl. A2, 5.561%, 5/25/34 5                                 4,500,000          4,529,604
Series 2006-W5, Cl. A2B, 5.181%, 5/26/36 5                                1,810,000          1,810,000
------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed
Nts., Series 2004-2, Cl. A3, 3.58%, 1/15/09                               2,990,000          2,928,301
------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2005-B, Cl. AF1, 4.05%, 3/26/35                                      218,780            217,737
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                     798,002            793,588
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                                   1,934,609          1,921,284
Series 2005-D, Cl. AV2, 5.351%, 10/25/35 5                                2,550,000          2,552,664
Series 2006-A, Cl. AV2, 5.20%, 5/16/36 5                                  2,270,000          2,271,380
------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2003-C4, Cl. C4, 5%, 6/10/15                                         430,000            406,174
------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 9      2,890,000          2,952,119
------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2002-4, Cl. A1, 5.451%, 2/25/33 5                                     44,821             44,905
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 5                                 954,124            948,487
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 5                                 920,000            911,775
Series 2005-17, Cl. 1AF1, 5.281%, 5/25/36 5                               1,738,255          1,740,580
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 5                                 620,000            614,265


6                          |                     OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES CONTINUED
------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34 5                               $    264,516     $      263,698
------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates, Home
Equity Receivables:
Series 2005-FF10, Cl. A3, 5.291%, 11/25/35 5                              3,800,000          3,804,368
Series 2006-FF5, Cl. 2A1, 5.131%, 5/15/36 5                               1,414,737          1,415,588
------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                    2,200,000          2,177,465
Series 2005-B, Cl. A2, 3.78%, 9/15/07                                       750,535            749,494
------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1, 5.341%, 1/20/35 5                    1,576,017          1,578,418
------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Asset-Backed Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 3.63%, 8/25/35 5                                 2,290,771          2,281,258
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                  1,668,336          1,659,856
------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 6.431%, 3/15/16 5                                 4,080,000          4,345,566
------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Home Equity Receivables, Series
2005-WMC6, Cl. A2B, 5.341%, 7/25/35 5                                     1,100,000          1,103,129
------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations,
Series 2005-B, Cl. A2, 4.03%, 4/15/08                                     1,017,505          1,015,287
------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. AF2, 3.735%, 11/10/34 5                                  800,000            792,828
Series 2005-1, Cl. AF2, 3.914%, 5/25/35 5                                   600,000            591,986
Series 2005-2, Cl. AF2, 4.415%, 4/25/35 5                                 1,040,000          1,026,877
------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity
Asset-Backed Pass-Through Certificates, Series 2004-RS7, Cl. AI3,
4.45%, 7/25/28                                                            1,910,000          1,892,475
------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Home Equity Asset-Backed
Securities, Series 2006-2, Cl. A1, 5.141%, 4/25/36 5                      1,643,415          1,644,524
------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., CMO Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                  2,884,928          2,874,674
------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity Asset-Backed
Certificates, Series 2004-2, Cl. AI1B, 2.94%, 9/25/18 5                     470,289            468,740
------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates,
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                      109,056            109,001
                                                                                        --------------
Total Asset-Backed Securities (Cost $56,843,270)                                            56,650,294

------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--1.2%
------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 10                                 2,255,000          2,101,186
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.125%, 7/12/10                                                           1,210,000          1,156,299
5.125%, 4/18/11                                                           1,310,000          1,296,284
6.625%, 9/15/09                                                           2,340,000          2,431,438
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.75%, 12/15/10                                                           3,405,000          3,321,932
6%, 5/15/11                                                               2,855,000          2,930,672


7                          |                     OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS CONTINUED
------------------------------------------------------------------------------------------------------
6.625%, 9/15/09                                                        $  3,555,000     $    3,694,363
------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds, Series A, 6.79%, 5/23/12               10,194,000         10,920,679
------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2/15/31                                      5,814,000          5,882,134
------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.50%, 11/15/15-2/15/16                                                     384,000            365,681
4.25%, 3/31/08                                                            1,360,000          1,350,385
4.75%, 3/31/11                                                              552,000            545,230
4.875%, 4/30/11                                                             273,000            271,070
5.125%, 5/15/16                                                             855,000            855,935
                                                                                        --------------
Total U.S. Government Obligations (Cost $38,329,679)                                        37,123,288

------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--10.1%
------------------------------------------------------------------------------------------------------
Ahold Finance USA, Inc., 6.25% Sr. Unsec. Unsub. Nts., 5/1/09             2,315,000          2,323,681
------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                            2,495,000          2,286,248
------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc.:
5.75% Sr. Sec. Nts., Series B, 2/15/11                                    5,000,000          4,750,000
8.50% Sr. Sub. Nts., 12/1/08                                              2,500,000          2,634,375
8.875% Sr. Nts., Series B, 4/1/08                                         1,420,000          1,505,429
------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.:
7.50% Sr. Unsec. Nts., 5/1/07 11                                            770,000            783,283
8.125% Sr. Unsec. Nts., 5/1/12                                            2,115,000          2,347,735
------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 12                                 2,500,000          2,687,500
------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 13                              2,500,000          2,228,250
------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15                                           1,515,000          1,439,250
8.375% Sr. Nts., 4/15/12                                                    800,000            827,000
------------------------------------------------------------------------------------------------------
British Telecommunications plc, 8.875% Bonds, 12/15/30                    1,335,000          1,647,279
------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7.50% Sr. Unsec. Nts., 9/1/09                2,950,000          3,090,414
------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                2,770,000          2,902,076
------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                         1,440,000          1,507,268
------------------------------------------------------------------------------------------------------
Charter Communications Holdings I LLC, 11% Sr. Sec. Nts., 10/1/15        57,500,000         49,737,500
------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp.:
9.92% Sr. Unsec. Disc. Nts., 4/1/11                                      24,629,000         14,900,545
13.50% Sr. Unsec. Disc. Nts., 1/15/11                                     4,250,000          2,783,750
------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16                  5,601,000          5,474,978
------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                     2,700,000          2,952,142
------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                         1,205,000          1,242,995
------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                   1,965,000          1,945,965
------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568% Pass-Through Certificates,
Series D, 12/1/06                                                        10,250,000         10,229,200
------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625% Unsec. Nts., 1/15/10                     3,160,000          3,022,085
------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA), 5.25% Nts., 3/2/11                3,015,000          2,961,728
------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18                      3,000,000          3,000,000
------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12                                           1,790,000          1,684,360
6.125% Nts., 1/15/14                                                      1,315,000          1,262,057
------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holdings Corp., 7.30% Nts., 1/15/12         2,760,000          2,899,446
------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                          1,980,000          2,229,543
------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                 2,730,000          2,946,194


8                          |                     OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
------------------------------------------------------------------------------------------------------
DTE Energy Co.:
6.35% Nts., 6/1/16                                                     $  1,805,000     $    1,802,343
6.45% Sr. Unsub. Nts., 6/1/06                                             1,430,000          1,430,000
------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10                               2,720,000          2,944,240
------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08         1,945,000          1,981,681
------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                 1,230,000          1,229,151
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                2,720,000          2,926,568
------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                                              914,000            835,808
6.625% Nts., 6/16/08                                                      5,422,000          5,137,464
------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                       2,130,000          2,151,815
9.55% Unsub. Nts., 12/15/08 5                                               359,000            388,104
------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.15% Nts., 4/5/07                                                        2,885,000          2,845,998
8% Bonds, 11/1/31                                                         2,355,000          2,217,798
------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34             3,020,000          2,844,925
------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 9,13                      3,200,000          2,899,126
------------------------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                                 1,445,000          1,445,000
------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11                       1,775,000          1,894,978
------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 5                    3,000,000          2,894,781
------------------------------------------------------------------------------------------------------
Hyatt Equities LLC, 6.875% Nts., 6/15/07 9                                2,670,000          2,695,370
------------------------------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts.,
12/19/08 9                                                                1,645,000          1,618,698
------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 5                1,410,000          1,473,450
------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12                    1,000,000          1,060,000
------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 5.15% Sr. Unsec. Nts., 3/1/12                      3,125,000          2,981,663
------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.15% Sub. Nts., 10/1/15                            3,050,000          2,871,160
------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
6.50% Sr. Nts., 1/15/14                                                   1,580,000          1,459,179
8.875% Sr. Sub. Nts., 4/1/12                                              1,600,000          1,656,000
------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14                             1,915,000          1,733,374
------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                        1,670,000          1,618,925
------------------------------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec. Unsub. Nts., 2/1/13                        2,970,000          2,867,900
------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                              2,170,000          2,257,273
------------------------------------------------------------------------------------------------------
Liberty Media Corp.:
5.70% Sr. Unsec. Nts., 5/15/13                                            1,580,000          1,459,906
7.875% Sr. Nts., 7/15/09                                                    845,000            883,940
------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                           1,490,000          1,440,092
------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                   17,500,000         15,334,375
------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.:
5.875% Sr. Unsec. Bonds, 8/1/33                                           2,010,000          1,761,839
7.125% Sr. Unsec. Nts., 6/15/09                                           1,660,000          1,717,215
------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                   1,050,000          1,073,033
------------------------------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34                         1,008,000            895,671
------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85% Unsec. Unsub. Nts., 4/1/12                      2,290,000          2,334,513
------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14           1,565,000          1,472,972
------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts., 6/15/35                             1,555,000          1,399,755
------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                               2,370,000          2,349,263


9                          |                     OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                          $    213,000     $      218,242
------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                                        1,600,000          1,602,616
6.25% Sr. Unsec. Nts., 11/15/11                                              40,000             40,795
------------------------------------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                         440,000            435,927
7.875% Sr. Unsec. Nts., 11/15/10                                          2,150,000          2,312,011
------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts., 2/1/09     4,125,000          4,296,188
------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 9      4,337,833          4,253,324
------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 9     944,002            875,557
------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts., 6/30/09                          3,665,000          3,552,664
------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 9               2,910,000          3,474,104
------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                   2,890,000          3,458,787
------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                               1,735,000          1,727,069
------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                   1,350,000          1,309,343
------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts., 6/15/12                         1,235,000          1,146,512
------------------------------------------------------------------------------------------------------
Rite Aid Corp., 6.875% Sr. Unsec. Debs., 8/15/13                         13,500,000         11,880,000
------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11                              2,850,000          2,906,806
------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12          1,000,000          1,028,750
------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                  2,755,000          3,207,575
------------------------------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                                                350,000            382,831
------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                2,560,000          2,893,965
------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                                      1,955,000          1,965,966
------------------------------------------------------------------------------------------------------
Tyco International Group SA:
6.125% Unsec. Unsub. Nts., 11/1/08                                        2,590,000          2,614,051
6.125% Unsec. Unsub. Nts., 1/15/09                                          351,000            354,064
------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 7.25% Sr. Unsec. Nts., 10/1/06                           570,000            572,853
------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 3.50% Sr. Unsec. Nts., 10/15/07           2,425,000          2,347,201
------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.:
5.85% Nts., 9/15/35                                                       1,535,000          1,330,535
7.25% Sr. Unsec. Unsub. Nts., 12/1/10                                     1,400,000          1,474,869
------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                 2,990,000          2,985,201
------------------------------------------------------------------------------------------------------
Wachovia Bank NA, 5.60% Sub. Nts., 3/15/16                                1,530,000          1,490,231
------------------------------------------------------------------------------------------------------
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09                               2,010,000          2,183,363
------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts., 7/1/12                                 1,890,000          2,041,657
                                                                                        --------------
Total Non-Convertible Corporate Bonds and Notes (Cost $317,834,157)                        306,880,679

------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--11.9%
------------------------------------------------------------------------------------------------------
Charter Communications, Inc.:
5.875% Cv. Sr. Nts., 11/16/09 9                                           5,000,000          3,643,750
5.875% Cv. Sr. Nts., 11/16/09                                             5,000,000          3,643,750
------------------------------------------------------------------------------------------------------
CSK Auto, Inc.:
3.375% Cv. Sr. Nts., 8/15/25 9                                           27,000,000         26,966,250
4.625% Cv. Sr. Unsec. Nts., 12/15/25 5,9                                 11,000,000         11,096,250
------------------------------------------------------------------------------------------------------
Liberty Media Corp.:
0.75% Cv. Sr. Unsec. Unsub. Debs., 3/30/23                               56,000,000         59,500,000
4% Exchangeable Sr. Unsec. Debs., 11/15/29 (exchangeable for Sprint
Corp. PCS, Series 1 common stock or cash based on the value of
that stock)                                                              70,000,000         44,712,500


10                         |                     OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
----------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.25% Exchangeable Sr. Unsec. Debs., 3/15/31
(exchangeable for Viacom, Inc., Cl. B common stock or cash based
on the value thereof)                                                               $ 142,500,000    $    106,696,875
----------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 2.75% Cv. Sr. Unsec. Debs., Series A,
6/15/23                                                                                20,000,000          19,925,000
----------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp., 4.25% Cv. Sr. Unsec. Nts., 9/1/08                               15,000,000          14,268,750
----------------------------------------------------------------------------------------------------------------------
Pride International, Inc., 3.25% Cv. Sr. Nts., 5/1/33                                  20,500,000          28,213,125
----------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., 2.50% Cv. Sr. Nts., 2/15/09                              10,250,000          12,248,750
----------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc.:
1.75% Cv. Sr. Nts., 12/1/09 9                                                          14,250,000          11,257,500
1.75% Cv. Sr. Nts., 12/1/09                                                            23,250,000          18,367,500
                                                                                                     -----------------
Total Convertible Corporate Bonds and Notes (Cost $383,110,997)                                           360,540,000

----------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--8.3%
----------------------------------------------------------------------------------------------------------------------
Bank of America NA, Boston Scientific Corp. Cv. Linked Nts.,
2.25%, 11/6/06                                                                         15,000,000          12,895,500
----------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Echostar Communications Corp. Cv. Equity-Linked Nts., 3.79%, 10/31/06 2                   381,113          11,456,714
Pulte Homes, Inc. Cv. Equity-Linked Nts., 7.55%, 3/14/07 2                                259,673           9,801,305
Tyco International Ltd. Cv. Equity-Linked Nts., 2.87%, 12/15/06 2                       1,170,961          31,774,261
----------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc., (New York), Cv. Equity Linked
Nts., 1.60%, 12/29/06 (redemption linked to Comcast Corp., Cl. A
common stock)                                                                           1,724,340          52,738,939
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):
Boston Scientific Corp. Cv. Medium Term Linked Nts., 1.20%, 9/7/06                        568,180          11,730,076
Cisco Systems, Inc. Cv. Linked Nts., 4%, 9/25/06                                          694,213          13,453,848
EchoStar Communications Corp. Cv. Linked Nts., 3.40%, 1/2/07                              595,400          17,426,167
GlobalSantaFe Corp. Cv. Linked Nts., 7%, 6/30/08                                          431,460          23,009,330
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., Cv. Yield Enhanced Equity Linked
Debt Securities, Series H, 7%, 12/20/06 (linked to CarMax, Inc.)                          764,498          21,956,383
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley:
Cv. Nts., 3.42%, 3/16/07 (linked to Tyco International Ltd.) 12                         1,171,000          31,095,905
Cv. Performance Equity Linked Redemption Quarterly-pay Nts.,
2.55%, 12/29/06 (linked to Dollar Tree Stores, Inc.) 12                                   605,830          15,597,093
                                                                                                     -----------------
Total Structured Notes (Cost $239,963,424)                                                                252,935,521
----------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,664,622,262)                                           103.2%      3,123,542,365
----------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                        (3.2)        (97,810,964)
                                                                                    ----------------------------------
NET ASSETS                                                                                  100.0%   $  3,025,731,401
                                                                                    ==================================


11                         |                     OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. A sufficient amount of securities has been designated to cover outstanding written put options, as follows

                                               CONTRACTS
                                              SUBJECT TO    EXPIRATION      EXERCISE         PREMIUM
                                                     PUT         DATES         PRICE        RECEIVED            VALUE
---------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                  620       6/19/06    $    42.50   $      63,238    $      40,300
Abbott Laboratories                                  380       8/21/06         45.00         126,206          104,500
Altria Group, Inc.                                 1,500       9/18/06         70.00         520,484          510,000
BellSouth Corp.                                    1,363      10/23/06         35.00         343,465          286,230
Boston Scientific Corp.                            1,500       7/24/06         22.50         319,490          337,500
Boston Scientific Corp.                              222       1/22/07         30.00         120,768          204,240
Cendant Corp.                                      8,050       8/21/06         17.50         842,724        1,207,500
Chevron Corp.                                      5,000       6/19/06         60.00         989,239          650,000
Comcast Corp., Cl. A Special, Non-Vtg.             2,904       7/24/06         27.50         468,123           43,560
ENSCO International, Inc.                          1,000       6/19/06         50.00          96,997          295,000
Exxon Mobil Corp.                                  5,000       7/24/06         60.00       1,476,440          775,000
GlobalSantaFe Corp.                                6,500       7/24/06         57.50         996,079        1,462,500
Kinder Morgan, Inc.                                1,000       8/21/06         95.00         756,977           95,000
Phelps Dodge Corp.                                 2,000       7/24/06         90.00       1,253,961        1,680,000
Sanofi-Aventis SA, ADR                               200       6/19/06         45.00          79,398           10,000
Take-Two Interactive Software, Inc.               11,375       9/18/06         15.00       1,554,889        1,421,875
Transocean, Inc.                                   3,000       8/21/06         80.00       1,248,211        1,470,000
Tyco International Ltd.                            7,250       7/24/06         27.50       1,623,104          797,500
Wal-Mart Stores, Inc.                                750       6/19/06         47.50         177,742           30,000
Williams Cos., Inc. (The)                          1,000       6/19/06         22.50         159,495           65,000
Williams Cos., Inc. (The)                          3,928       8/21/06         22.50         814,351          491,000
                                                                                       ------------------------------
                                                                                       $   14,031,381   $  11,976,705
                                                                                       ==============================

2. Non-income producing security.

3. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES              GROSS               GROSS               SHARES
                                                AUGUST 31, 2005          ADDITIONS          REDUCTIONS         MAY 31, 2006
----------------------------------------------------------------------------------------------------------------------------
CSK Auto Corp.                                        6,488,750             94,627           1,080,000            5,503,377
Enbridge Energy Management LLC                          700,000             56,724*              7,223              749,501
Lehman Brothers Holdings, Inc., 3.60% Cv. Series
TYC (linked to Tyco International Ltd.)                      --          1,968,811                  --            1,968,811

                                                                                              DIVIDEND             REALIZED
                                                                             VALUE              INCOME           GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
CSK Auto Corp.                                                     $    69,947,922      $           --      $    (7,952,442)
Enbridge Energy Management LLC                                          31,793,819                  --               16,554
Lehman Brothers Holdings, Inc.,
3.60% Cv. Series TYC (linked to Tyco
International Ltd.)                                                     52,173,492             454,500                   --
                                                                   ---------------------------------------------------------
                                                                   $   153,915,233      $      454,500      $    (7,935,888)
                                                                   =========================================================

* A portion of the transactions (42,272) was the result of a stock dividend.


12                         |                     OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

4. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:


                                 CONTRACTS       EXPIRATION          EXERCISE            PREMIUM
                           SUBJECT TO CALL            DATES             PRICE           RECEIVED           VALUE
----------------------------------------------------------------------------------------------------------------
BP plc, ADR                          5,000          6/19/06      $      80.00     $      257,492    $         --
Kinder Morgan, Inc.                  2,500          8/21/06            105.00            190,359         212,500
Kraft Foods, Inc., Cl. A            15,000          10/6/06             30.25          1,602,338       5,161,800
Microsoft Corp.                        250          6/19/06             25.00              4,750           1,250
Raytheon Co.                         1,750          6/19/06             45.00            292,241         218,750
Raytheon Co.                         1,000          6/19/06             47.50             28,239          15,000
Sempra Energy                        2,125          7/24/06             50.00            132,466              --
U.S. Bancorp                        10,000          6/19/06             32.50            269,761              --
Wachovia Corp.                       1,000          6/19/06             57.50             33,999              --
Washington Mutual, Inc.              5,000          7/24/06             45.00            959,970       1,100,000
Washington Mutual, Inc.              5,000          6/19/06             45.00            609,981         700,000
                                                                                  ------------------------------
                                                                                  $    4,381,596    $  7,409,300
                                                                                  ==============================

5. Represents the current interest rate for a variable or increasing rate security.

6. When-issued security or forward commitment to be delivered and settled after May 31, 2006. See accompanying Notes.

7. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $14,816,779 or 0.49% of the Fund's net assets as of May 31, 2006.

8. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $880,216 or 0.03% of the Fund's net assets as of May 31, 2006.

9. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $72,529,948 or 2.40% of the Fund's net assets as of May 31, 2006.

10. Zero coupon bond reflects effective yield on the date of purchase.

11. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $783,283. See accompanying Notes.

12. Illiquid security. The aggregate value of illiquid securities as of May 31, 2006 was $49,380,498, which represents 1.63% of the Fund's net assets. See accompanying Notes.

13. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $2,680,979,055
Federal tax cost of other investments                    (73,675,882)
                                                      ---------------
Total federal tax cost                                $2,607,303,173
                                                      ===============

Gross unrealized appreciation                         $  552,901,419
Gross unrealized depreciation                           (110,792,091)
                                                      ---------------
Net unrealized appreciation                           $  442,109,328
                                                      ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to


13                         |                     OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures. As of May 31, 2006, the market value of these securities comprised 8.3% of the Fund's net assets and resulted in unrealized cumulative gains of $12,972,097.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of May 31, 2006, the Fund had purchased $135,321,812 of securities issued on a when-issued basis or forward commitment and sold $54,097,310 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.


14                         |                     OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of May 31, 2006, the Fund had outstanding futures contracts as follows:

                                                                                                          UNREALIZED
                                               EXPIRATION       NUMBER OF         VALUATION AS OF       APPRECIATION
CONTRACT DESCRIPTION                                DATES       CONTRACTS            MAY 31, 2006      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                                   9/20/06             378       $      40,150,688    $      (162,868)
U.S. Treasury Nts., 10 yr.                        9/20/06             236              24,761,563            (17,593)
                                                                                                     ----------------
                                                                                                            (180,461)
                                                                                                     ----------------
CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.                      6/8/06             168              24,982,573            529,075
U.S. Treasury Nts., 2 yr.                         9/29/06             350              71,126,563            112,736


15                         |                     OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

U.S. Treasury Nts., 5 yr.                         9/29/06             227              23,519,328            124,563
                                                                                                     ----------------
                                                                                                             766,374
                                                                                                     ----------------
                                                                                                     $       585,913
                                                                                                     ================

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended May 31, 2006 was as follows:

                                                       CALL OPTIONS                              PUT OPTIONS
                                            --------------------------------        ---------------------------------
                                               NUMBER OF           AMOUNT OF           NUMBER OF           AMOUNT OF
                                               CONTRACTS            PREMIUMS           CONTRACTS            PREMIUMS
---------------------------------------------------------------------------------------------------------------------
Options outstanding as of
August 31, 2005                                   30,563        $  4,354,050              65,934        $ 15,086,303
Options written                                  170,002          12,973,270             316,741          53,949,169
Options closed or expired                       (139,208)        (11,064,888)           (275,590)        (43,433,768)
Options exercised                                (12,732)         (1,880,836)            (42,543)        (11,570,323)
                                            -------------------------------------------------------------------------
Options outstanding as of
May 31, 2006                                      48,625        $  4,381,596              64,542        $ 14,031,381
                                            =========================================================================

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of May 31, 2006, the Fund had entered into the following total return swap agreements:


16                         |                     OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

SWAP                                                                                         NOTIONAL   TERMINATION     UNREALIZED
COUNTERPARTY                     SWAP DESCRIPTION                                              AMOUNT          DATE    DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
                                 Received or paid monthly. If the sum of the Lehman
                                 Brothers CMBS Index Payer Payment Amount and the
                                 Floating Rate Payer Payment Amount is positive, the
                                 Counterparty will pay such amount to the Fund. If the
                                 sums are negative, then the Fund shall pay the
                                 absolute value of such amount to the
Goldman Sachs Group, Inc. (The)  Counterparty.                                           $ 12,530,000        6/1/06   $      26,546

Abbreviation is as follows:
CMBS                             Commercial Mortgage Backed Securities

CREDIT DEFAULT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. The Fund also records an increase or decrease to unrealized gain (loss) in an amount equal to the daily valuation. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain.

Information regarding such credit default swaps as of May 31, 2006 is as follows:

                                                                  NOTIONAL
                                                                    AMOUNT           ANNUAL
                                                               RECEIVED BY         INTEREST          UNREALIZED
                                                             THE FUND UPON        RATE PAID        APPRECIATION
COUNTERPARTY                 REFERENCED DEBT OBLIGATION       CREDIT EVENT      BY THE FUND      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Barclays Bank plc            Whirlpool Corp.                    $2,220,000            0.430%       $    (2,270)
---------------------------------------------------------------------------------------------------------------
Deutsche Bank:

Barclays Bank plc            Kohl's Corp.                        1,480,000            0.260             (1,743)
                             Kohl's Corp.                        1,500,000            0.270             (2,415)
                             Vornado Realty LP                   1,490,000            0.320              4,715
                             Vornado Realty LP                   1,490,000            0.330              3,973
                             Whirlpool Corp.                     2,230,000            0.430             (2,255)
---------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital
Markets LP:
                             Eastman Chemical Co.                1,850,000            0.550             (6,143)
                             Tribune Co.                         2,220,000            0.640              9,589
---------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                             Belo Corp.                          1,675,000            0.650              3,764
                             Belo Corp.                            925,000            0.670                994
                             Belo Corp.                          1,870,000            0.675              1,719
                             Eastman Chemical Co.                2,600,000            0.560            (11,854)
                             Marriott International, Inc.        1,490,000            0.300               (835)
                             Marriott International, Inc.        1,490,000            0.290               (100)
                             Tribune Co.                         2,230,000            0.640              7,927
                                                                                                   -----------
                                                                                                   $     5,066
                                                                                                   ===========


17                         |                     OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  May 31, 2006 / Unaudited
--------------------------------------------------------------------------------

As a seller of a credit default swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. The Fund also records an increase or decrease to unrealized gain (loss) in an amount equal to the daily valuation. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss.

Information regarding such credit default swaps as of May 31, 2006 is as follows:

                                                                                             ANNUAL
                                                                 NOTIONAL AMOUNT      INTEREST RATE             UNREALIZED
                                                                PAID BY THE FUND        RECEIVED BY           APPRECIATION
COUNTERPARTY                 REFERENCED DEBT OBLIGATION        UPON CREDIT EVENT           THE FUND         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                             Countrywide Home Loans, Inc.             $1,830,000              0.400%        $      (1,180)
                             Countrywide Home Loans, Inc.              1,100,000              0.420                   191
                             General Motors Acceptance Corp.           1,875,000              3.150                 4,139
                             J.C. Penney Co.                           2,960,000              0.370                (9,318)
                                                                                                            --------------
                                                                                                            $      (6,168)
                                                                                                            ==============

ILLIQUID SECURITIES

As of May 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


18                         |                     OPPENHEIMER CAPITAL INCOME FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Income Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: 07/13/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: 07/13/2006

By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 07/13/2006